Significant accounting policies (Details Narrative) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Jun. 17, 2020 ₨ / shares	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Non-current lease liabilities	$ 5,849	₨ 427,786		₨ 478,361
Current lease liabilities	$ 1,028	₨ 75,182		₨ 61,267
Closing foreign exchange rate	73.14	73.14	75.65
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Leasehold improvements are amortized over the lower of primary lease period or economic useful life.
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	3 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	9 years
Motor vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	3 years
Motor vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	5 years